Schedule of gross revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019		Jul. 31, 2018
Schedule Of Gross Revenue [Line Items]
Gross revenue from sale of goods	$ 59,256	[1]	$ 4,934
Retail
Schedule Of Gross Revenue [Line Items]
Gross revenue from sale of goods	53,590		0
Medical
Schedule Of Gross Revenue [Line Items]
Gross revenue from sale of goods	5,288		4,934
Wholesale
Schedule Of Gross Revenue [Line Items]
Gross revenue from sale of goods	$ 378		$ 0

[1]	Restated